UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-3333

Exact Name of Registrant as Specified in Charter:  USAA TAX EXEMPT FUND, INC.

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               EILEEN M. SMILEY
                                                     USAA TAX EXEMPT FUND, INC.
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-4103

Date of Fiscal Year End:   MARCH 31

Date of Reporting Period:  JUNE 30, 2006



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA VIRGINIA BOND FUND -  1ST QUARTER REPORT - PERIOD ENDED JUNE 30, 2006



[LOGO OF USAA]
   USAA(R)

                             USAA VIRGINIA BOND Fund

                                            [GRAPHIC OF USAA VIRGINIA BOND FUND]

                      1st Quarter Portfolio of Investments

--------------------------------------------------------------------------------
    JUNE 30, 2006

                                                                      (Form N-Q)

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA VIRGINIA BOND FUND
JUNE 30, 2006 (UNAUDITED)

CATEGORIES AND DEFINITIONS
--------------------------------------------------------------------------------

         FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

         VARIABLE-RATE DEMAND NOTES (VRDNS) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to a rate that reflects current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

         CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust.

              (LOC) Principal and interest payments are guaranteed by a bank letter of credit.

              (LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from Wachovia Bank, N.A.

              (INS) Principal and interest payments are insured by one of the following: AMBAC Assurance Corp., Financial Guaranty Insurance Co., Financial Security Assurance Holdings Ltd., MBIA Insurance Corp., or Radian Asset Assurance, Inc. The insurance does not guarantee the market value of the security.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS
--------------------------------------------------------------------------------

              CP      Commercial Paper

              GO      General Obligation

              IDA     Industrial Development Authority/Agency

              MFH     Multifamily Housing

              MLO     Municipal Lease Obligation

              PRE     Prerefunded to a date prior to maturity

              RB      Revenue Bond

2

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA VIRGINIA BOND FUND
JUNE 30, 2006 (UNAUDITED)

PRINCIPAL                                                                                        COUPON          FINAL     MARKET
   AMOUNT    SECURITY                                                                              RATE       MATURITY      VALUE
---------------------------------------------------------------------------------------------------------------------------------
             FIXED-RATE INSTRUMENTS (100.1%)

             VIRGINIA (99.1%)
             Abingdon Town IDA Hospital RB,
  $ 3,305       Series 1998                                                                        5.25%     7/01/2016   $  3,386
    1,360       Series 1998                                                                        5.38      7/01/2028      1,385
    2,505    Alexandria IDA Educational Facilities RB, Series 1999 (PRE)                           5.88      1/01/2023      2,642
             Alexandria IDA RB,
    5,755       Series 2000A (PRE) (INS)                                                           5.90     10/01/2020      6,248
   12,480       Series 2000A (PRE) (INS)(b)                                                        5.90     10/01/2030     13,549
             Amherst IDA Educational Facilities RB,
    1,000       Series 2006                                                                        5.00      9/01/2026      1,015
    2,000       Series 2006                                                                        4.75      9/01/2030      1,943
    5,310    Bedford County Economic Development Auth. Lease RB (MLO),
                Series 2006 (INS)(a)                                                               5.25      5/01/2031      5,582
             Biotechnology Research Park Auth. RB (MLO),
    3,215       Series 2001                                                                        5.00      9/01/2017      3,327
    8,065       Series 2001                                                                        5.00      9/01/2021      8,297
             Chesterfield County Health Center Commission Mortgage RB,
    1,500       Series 1996 (PRE)                                                                  5.95     12/01/2026      1,543
   11,630       Series 1996 (PRE)                                                                  6.00      6/01/2039     11,967
             College Building Auth. Educational Facilities RB,
    1,390       Series 2000 (Hampton Univ.) (PRE)                                                  5.80      4/01/2016      1,491
    1,000       Series 2000 (Hampton Univ.) (PRE)                                                  6.00      4/01/2020      1,080
    3,300       Series 2000A (INS)                                                                 5.00      9/01/2017      3,405
    6,215       Series 2000A                                                                       5.00      9/01/2019      6,402
    6,530       Series 2000A                                                                       5.00      9/01/2020      6,710
    3,720       Series 2001A                                                                       5.00      9/01/2019      3,840
    8,290       Series 2005A                                                                       5.00      9/01/2024      8,576
    5,400    Commonwealth Housing Development Auth. Mortgage Bonds,
                Series 2005E, Subseries E-1                                                        4.60      4/01/2028      5,280
    4,005    Commonwealth Port Auth. RB, Series 2005B                                              5.00      7/01/2030      4,106
    1,600    Commonwealth Transportation Board RB, Series 1997C (Route 58 Corridor)                5.13      5/15/2019      1,629
    4,795    Culpeper IDA RB (MLO), Series 2005 (INS)                                              5.00      1/01/2026      4,924
    3,270    Dinwiddie County IDA (MLO), Series B (INS)                                            5.00      2/15/2034      3,308
             Fairfax County Economic Development Auth. Lease RB (MLO),
    6,795       Series 2006                                                                        5.00      5/15/2024      7,033
    6,100       Series 2006                                                                        5.00      5/15/2025      6,309
             Fairfax County Economic Development Auth. RB,
   12,700       Series 2004 (INS)                                                                  5.00      4/01/2029     13,014
    6,150       Series 2005                                                                        5.00      4/01/2032      6,261
             Fairfax County Economic Development Auth. RB (MLO),
    7,980       Series 2005                                                                        5.00      1/15/2030      8,172
   11,090       Series 2005                                                                        5.00      1/15/2035     11,302
    2,500    Fairfax County Economic Development Auth. Transportation Contract RB,
                Series 2004 (INS)                                                                  5.00      4/01/2033      2,554
   15,180    Fairfax County INOVA Hospital IDA RB, Series 1996 (PRE)                               6.00      8/15/2026     15,522
    2,000    Fairfax County Redevelopment and Housing Auth. MFH RB, Series 1996A                   6.00     12/15/2028      2,066
   11,000    Fairfax County Sewer RB, Series 1996 (PRE) (INS)                                      5.88      7/15/2028     11,229
             Fairfax County Water Auth. RB,
    4,750       Series 1992                                                                        6.00      4/01/2022      4,916
    5,235       Series 2000 (PRE)                                                                  5.63      4/01/2025      5,595
    1,000       Series 2000 (PRE)                                                                  5.75      4/01/2030      1,073
             Fairfax School Bonds GO,
    1,740       Series 2005                                                                        4.75      1/15/2030      1,742
   11,145       Series 2005 (INS)                                                                  4.75      1/15/2035     11,084
    1,255       Series 2005                                                                        4.75      1/15/2036      1,248

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                   of INVESTMENTS (continued)
                   (in thousands)

USAA VIRGINIA BOND FUND
JUNE 30, 2006 (UNAUDITED)

PRINCIPAL                                                                                        COUPON          FINAL     MARKET
   AMOUNT    SECURITY                                                                              RATE       MATURITY      VALUE
---------------------------------------------------------------------------------------------------------------------------------
  $12,275    Fauquier County IDA Hospital RB, Series 2002 (INS)                                    5.25%    10/01/2025   $ 12,761
    6,195    Frederick County IDA Lease RB (MLO), Series 2006 (INS)                                4.75      6/15/2036      6,064
    7,500    Front Royal & Warren County IDA Lease RB (MLO), Series B (INS)(b)                     5.00      4/01/2029      7,642
    8,750    Galax IDA Hospital RB, Series 1995 (INS)                                              5.75      9/01/2020      8,860
    9,030    Hampton Convention Center RB, Series 2002A (INS)                                      5.25      1/15/2023      9,444
    1,255    Hampton Redevelopment and Housing Auth. RB, Series 1996A                              6.00      1/20/2026      1,288
   12,185    Hanover County IDA Bon Secours Health System Hospital RB, Series 1995 (INS)           6.38      8/15/2018     13,985
    9,750    Henrico County Economic Development Auth. RB, Bon Secours Health System,
                Series 2002A                                                                       5.60     11/15/2030     10,111
   10,000    Henrico County Water and Sewer RB, Series 2006A(a)                                    5.00      5/01/2036     10,245
    2,500    Henry County IDA Hospital RB, Series 1997 (PRE)                                       6.00      1/01/2027      2,552
    3,500    Isle of Wight County IDA RB, Series 2000A                                             5.85      1/01/2018      3,691
    1,000    King George County IDA Lease RB (MLO), Series 2004 (INS)                              5.00      3/01/2032      1,016
   12,180    Loudoun County Sanitation Auth. Water and Sewer System RB, Series 2004(b)             5.00      1/01/2033     12,464
    1,545    Lynchburg GO Public Improvement, Series 2000 (PRE)                                    5.75      6/01/2030      1,662
    7,000    Metropolitan Washington Airports Auth. RB, Series 1997A (PRE) (INS)                   5.38     10/01/2023      7,167
    2,440    Montgomery County IDA RB (MLO), Series 2000B (PRE) (INS)                              5.50      1/15/2022      2,613
    5,245    Newport News Economic Development Auth. RB, Series 2006(a)                            5.00      7/01/2031      5,393
             Newport News GO,
    3,170       Series 2000A (PRE)                                                                 5.75      5/01/2018      3,433
    6,750       Series 2000A (PRE)                                                                 5.75      5/01/2020      7,310
    1,850    Norfolk Redevelopment and Housing Auth. RB (MLO), Series 1999                         5.50     11/01/2019      1,967
             Prince William County IDA, Catholic Diocese of Arlington,
                Educational Facilities RB,
    1,695       Series 2003                                                                        5.00     10/01/2018      1,709
    3,985       Series 2003                                                                        5.38     10/01/2023      4,089
    7,500       Series 2003                                                                        5.50     10/01/2033      7,722
             Prince William County IDA Potomac Hospital RB,
    1,210       Series 2003                                                                        5.50     10/01/2017      1,292
    1,350       Series 2003                                                                        5.50     10/01/2019      1,431
    4,000    Prince William County Service Auth. Water RB, Series 1999 (PRE) (INS)                 5.60      7/01/2024      4,231
             Public School Auth. Financing GO,
    4,645       Series 1999B (PRE)                                                                 6.00      8/01/2019      4,970
   10,585       Series 2000A (PRE)(b)                                                              5.50      8/01/2020     11,310
    1,790    Resources Auth. Clean Water RB, Series 1999 (PRE)                                     5.63     10/01/2022      1,909
             Resources Auth. Infrastructure RB,
    1,265       Series 2001A (Pooled Water Loan)                                                   5.00      5/01/2019      1,300
    1,280       Series 2004B                                                                       5.00     11/01/2029      1,310
    1,510       Series 2005C (Pooled Financing Loan)                                               5.00     11/01/2030      1,551
    3,945       Series 2005C (Pooled Financing Loan)                                               4.75     11/01/2035      3,899
    3,700       Series 2006A (Pooled Financing Program)                                            5.00     11/01/2031      3,807
   11,135    Resources Auth. Water and Sewer RB, Goochland, Series 2002                            5.00     11/01/2035     11,366
             Richmond Convention Center Auth. RB,
    6,295       Series 2000 (PRE)                                                                  6.13      6/15/2020      6,845
   14,750       Series 2000 (PRE)(b)                                                               6.13      6/15/2025     16,040
    7,145       Series 2005 (INS)                                                                  5.00      6/15/2024      7,345
    6,000       Series 2005 (INS)                                                                  5.00      6/15/2025      6,163
    2,000       Series 2005 (INS)                                                                  5.00      6/15/2030      2,041
             Stafford County and City of Stauton IDA RB,
    7,400       Series 2006A (INS)(a)                                                              5.25      8/01/2031      7,799
   16,155       Series 2006A (INS)(a)                                                              5.25      8/01/2036     16,961
             Univ. of Virginia General Revenue Pledge Bond,
   10,850       Series 2003B(a)                                                                    5.00      6/01/2027     11,134
    2,000       Series 2005                                                                        5.00      6/01/2037      2,055

4

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA VIRGINIA BOND FUND
JUNE 30, 2006 (UNAUDITED)

PRINCIPAL                                                                                        COUPON          FINAL     MARKET
   AMOUNT    SECURITY                                                                              RATE       MATURITY      VALUE
---------------------------------------------------------------------------------------------------------------------------------
  $ 1,000    Virginia Beach Development Auth. Residential and Health Care Facility RB,
                Series 1997                                                                        6.15%     7/01/2027   $  1,029
    7,610    Virginia Beach GO, Series 2000 (PRE)                                                  5.50      3/01/2020      8,093
             Virginia Beach Water and Sewer System RB,
   10,395       Series 2000 (PRE)(b)                                                               5.50      8/01/2025     11,018
   13,980       Series 2005                                                                        5.00     10/01/2030     14,317

             PUERTO RICO (1.0%)
    5,000    Electric Power Auth. RB, Series RR (INS)                                              5.00      7/01/2035      5,126
                                                                                                                         --------
             Total fixed-rate instruments (cost: $514,384)                                                                528,285
                                                                                                                         --------
             VARIABLE-RATE DEMAND NOTES (4.0%)

             VIRGINIA (3.0%)
             Loudoun County IDA RB,
       50       Series 2003A                                                                       3.98      2/15/2038         50
    2,400       Series 2003E                                                                       3.93      2/15/2038      2,400
    3,700    Montgomery County IDA RB, Series 2005 (LOC - Bank of America, N.A.)                   4.03      6/01/2035      3,700
    1,225    Peninsula Ports Auth. Coal Terminal RB, Series 1987D (LOC - U.S. Bank, N.A.)          3.95      7/01/2016      1,225
    2,400    Richmond IDA Educational Facilities RB, Series 2005 (LOC - SunTrust Bank)             4.03      5/01/2035      2,400
    2,150    Richmond IDA RB, Series 2001 (LOC - SunTrust Bank)                                    4.03     12/01/2031      2,150
    3,855    Roanoke IDA Hospital RB, Series 2005C-2 (INS) (LIQ)                                   3.96      7/01/2027      3,855

             PUERTO RICO (1.0%)
    5,000    Government Development Bank CP                                                        4.75      7/26/2006      5,000
                                                                                                                         --------
             Total variable-rate demand notes (cost: $20,780)                                                              20,780
                                                                                                                         --------

             TOTAL INVESTMENTS (COST: $535,164)                                                                          $549,065
                                                                                                                         ========

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           to Portfolio of INVESTMENTS

USAA VIRGINIA BOND FUND
JUNE 30, 2006 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         USAA Tax Exempt Fund, Inc. (the Company), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company incorporated under the laws of Maryland consisting of 10 separate funds. Effective after the close of business on July 31, 2006, the USAA Virginia Bond Fund (the Fund) was reorganized into a newly established corresponding series of USAA Mutual Funds Trust, which is an existing Delaware statutory trust that was formerly known as USAA State Tax-Free Trust. The information presented in this quarterly report pertains only to the Fund, which is classified as diversified under the 1940 Act.

         A. The value of each security is determined (as of the close of trading on the New York Stock Exchange on each business day the exchange is open) as set forth below:

             1. Debt securities are valued each business day by a pricing service (the Service) approved by the Company's Board of Directors. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of tax-exempt securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

             2. Securities purchased with original maturities of 60 days or less are valued at amortized cost, which approximates market value.

             3. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Company's Board of Directors. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

                Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

         B. As of June 30, 2006, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of June 30, 2006, were $16,785,000 and $2,884,000, respectively, resulting in net unrealized appreciation of $13,901,000.

         C. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $527,679,000 at June 30, 2006, and, in total, may not equal 100%.

6

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA VIRGINIA BOND FUND
JUNE 30, 2006 (UNAUDITED)

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) Delayed-delivery or when-issued security - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. At June 30, 2006, the aggregate market value of securities purchased on a delayed-delivery basis was $57,114,000, which included when-issued securities of $45,980,000.

         (b) At June 30, 2006, portions of these securities were segregated to cover delayed-delivery and when-issued purchases.

               DIRECTORS      Christopher W. Claus
                              Barbara B. Dreeben
                              Robert L. Mason, Ph.D.
                              Michael F. Reimherr
                              Richard A. Zucker

          ADMINISTRATOR,      USAA Investment Management Company
     INVESTMENT ADVISER,      P.O. Box 659453
            UNDERWRITER,      San Antonio, Texas 78265-9825
        AND DISTRIBUTOR

          TRANSFER AGENT      USAA Shareholder Account Services
                              9800 Fredericksburg Road
                              San Antonio, Texas 78288

               CUSTODIAN      State Street Bank and Trust Company
          AND ACCOUNTING      P.O. Box 1713
                   AGENT      Boston, Massachusetts 02105

             INDEPENDENT      Ernst & Young LLP
       REGISTERED PUBLIC      100 West Houston St., Suite 1800
         ACCOUNTING FIRM      San Antonio, Texas 78205

               TELEPHONE      Call toll free - Central time
        ASSISTANCE HOURS      Monday - Friday, 7 a.m. to 10 p.m.
                              Saturday, 8:30 a.m. to 5 p.m.

          FOR ADDITIONAL      (800) 531-8181
       INFORMATION ABOUT      For account servicing, exchanges,
            MUTUAL FUNDS      or redemptions (800) 531-8448

         RECORDED MUTUAL      24-hour service (from any phone)
       FUND PRICE QUOTES      (800) 531-8066

       USAA SELF-SERVICE      For account balance, last transaction, fund
        TELEPHONE SYSTEM      prices, or to exchange or redeem fund shares
                              (800) 531-8777

         INTERNET ACCESS      USAA.COM

                                                        [LOGO OF RECYCLED PAPER]
                                                                        Recycled
                                                                           Paper

            [LOGO OF USAA]    WE KNOW WHAT IT MEANS TO SERVE.(R)
                 USAA         ----------------------------------
                                 INSURANCE o MEMBER SERVICES

48502-0806                                   (C)2006, USAA. All rights reserved.



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Tax Exempt Fund, Inc. (Fund) have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

In July 2005, disclosure controls and procedures were established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements. None of these changes are relevant to this Form N-Q.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached thereto as Exhibit 99.CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA TAX EXEMPT FUND, INC.

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    08-17-2006
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    08-21-2006
         ------------------------------


By:*     /s/ DEBRA K. DUNN
         ---------------------------------------------
         Signature and Title:  Debra K. Dunn/Treasurer

Date:    08-21-2006
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.